Long-Term Investments, Net (Details) - USD ($) $ / shares in Units, shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023
Long-Term Investments, Net [Abstract]
Investment shares (in Shares)	993,108
Per share (in Dollars per share)	$ 4.01
Realized gain	$ 1,541,736			$ 139,122,485
Fair value	$ 425		$ 2,443,593	$ 7,795,479
Closing price (in Dollars per share)	$ 6.54		$ 2.46	$ 7.85
Interest rate				51.00%	8.00%
Net carrying value				$ 159,413
Loss on sale				32,826
Cash consideration amount				186,800,000
Realized gain				139,200,000
Cash proceeds				184,900,000
Equity method investment				1,596,555
Interest income				203,632
Unrealized loss			$ 5,330,652	$ 12,398,717